Long-term investments	12 Months Ended
Dec. 31, 2015
Long-term Investments [Abstract]
Long-term investments

7. Long-term investments:

	December 31, 2015	December 31, 2014
Weichai Westport Inc. (a)	$19,065	$18,791
Cummins Westport Inc. (b)	10,731	13,196
Other equity accounted investees	1,315	1,337
	$31,111	$33,324
7. Long-term investments (continued):

(a)   Weichai Westport Inc.:

On July 3, 2010, the Company invested $4,316 under an agreement with Weichai Holding Group Co. Ltd. and Hong Kong Peterson (“CNG”) Equipment Ltd. to form Weichai Westport Inc. (“WWI”). On October 11, 2011, the Company invested an additional $955 in WWI. The Company has a 35% equity interest in WWI.

For the year ended December 31, 2015, the Company recognized its share of WWI’s income of $1,044 (year ended December 31, 2014 - $6,027; year ended December 31, 2013 - $4,264), as income from investment accounted for by the equity method.

Assets, liabilities, revenue and expenses of WWI as of and for the years presented are as follows:

	December 31, 2015	December 31, 2014
Current assets:
Cash and short-term investments	$4,898	$11,734
Accounts receivable	67,302	72,121
Inventory	38,267	83,594
Other current assets	729	1,249
Long-term assets:
Property, plant and equipment	6,401	5,736
Deferred income tax assets	6,611	7,781
Other long-term assets	$1,516	$—
Total assets	$125,724	$182,215
Current liabilities:
Accounts payable and accrued liabilities	$71,162	$128,838
Total liabilities	$71,162	$128,838

	Years ended December 31,
	2015	2014	2013
Product revenue	$185,967	$618,465	$466,580
Cost of revenue and expenses:
Cost of product revenue	164,581	565,943	429,238
Operating expenses	17,602	32,227	22,846
	182,183	598,170	452,084
Income before income taxes	3,784	20,295	14,496
Income tax expense	844	3,076	2,315
Income for the year	$2,940	$17,219	$12,181
7. Long-term investments (continued):

(b)   Cummins Westport Inc.:

The Company entered into a joint venture with Cummins on March 7, 2001. On December 16, 2003, the Company and Cummins amended the joint venture agreement (“JVA”) focusing CWI on developing markets for alternative fuel engines. In addition, the two companies signed a Technology Partnership Agreement that creates a flexible arrangement for future technology development between Cummins and the Company.

On February 20, 2012, the JVA was amended and restated to provide for, among other things, clarification concerning the scope of products within CWI. In addition, the parties have revised certain economic terms of the JVA.

The joint venture has a term of ten years from the date of the JVA and can be terminated under certain circumstances before the end of the term, including in the event of a material breach of the agreement by, or in the event of a change of control of one of the parties.

Prior to February 20, 2012, the Company and Cummins shared equally in the profits and losses of CWI. Under the new JVA, profits and losses are shared equally up to an established revenue baseline, then any excess profit will be allocated 75% to the Company and 25% to Cummins.

The Company has determined that CWI is a variable interest entity ("VIE"). Cummins and Westport each own 50% of the common shares of CWI and have equal representation on the Board of Directors. No one shareholder has the unilateral power to govern CWI. The Board of Directors has power over the operating decisions and to direct other activities of CWI that most significantly impact CWI’s economic performance as set forth in the governing documents. As decision-making at the Board of Directors’ level requires unanimous approval, this power is shared. Accordingly neither party is the primary beneficiary.

For the year ended December 31, 2015, the Company recognized its share of CWI’s income of $17,105 (year ended December 31, 2014 - $8,136; year ended December 31, 2013 - $9,433), as income from investment accounted for by the equity method.
7. Long-term investments (continued):

 (b)    Cummins Westport Inc. (continued):

During the first quarter of 2015, the Company identified adjustments in CWI's estimated 2014 financial results, which primarily related to warranty accrual. The identified adjustments resulted in a cumulative $1,184 understatement of the Company’s income from investments accounted for by the equity method for the year ended December 31, 2014. The Company corrected the amounts related to CWI in the first quarter of 2015, which had the net effect of increasing income from investments accounted for by the equity method by $1,184 for the year ended December 31, 2015. The Company did not believe this adjustment was material to its consolidated financial statements for the year ended December 31, 2014 and, therefore, did not restate any prior period amounts. The Company does not believe the adjustment is material to the year ended December 31, 2015 consolidated financial statements.

Assets, liabilities, revenue and expenses of CWI are as follows:

	December 31, 2015	December 31, 2014
Current assets:
Cash and short-term investments	$114,053	$107,415
Accounts receivable	4,632	12,741
Current portion of deferred income tax assets	18,990	21,967
Other current assets	287	116
Long-term assets:
Property, plant and equipment	1,212	1,294
Deferred income tax assets	32,015	29,408
Total assets	$171,189	$172,941
Current liabilities:
Current portion of warranty liability	$37,313	$48,818
Current portion of deferred revenue	13,858	8,029
Accounts payable and accrued liabilities	11,852	6,419
	63,023	63,266
Long-term liabilities:
Warranty liability	37,963	43,983
Deferred revenue	45,859	34,345
Other long-term liabilities	2,908	2,771
	86,730	81,099
Total liabilities	$149,753	$144,365
7. Long-term investments (continued):

(b)    Cummins Westport Inc. (continued):

	Years ended December 31,
	2015	2014	2013
Product revenue	$274,033	$283,551	$261,012
Parts revenue	57,849	53,683	49,639
	331,882	337,234	310,651
Cost of revenue and expenses:
Cost of product and parts revenue	228,058	270,832	246,403
Research and development	30,165	21,131	21,522
General and administrative	1,414	1,202	1,348
Sales and marketing	21,236	22,514	17,839
Foreign exchange (gain) loss	28	34	(7)
Bank charges, interest and other	817	805	607
	281,718	316,518	287,712
Income from operations	50,164	20,716	22,939
Interest and investment income	367	260	117
Income before income taxes	50,531	20,976	23,056
Income tax expense (recovery):
Current	19,785	21,514	24,600
Deferred	(648)	(15,719)	(18,566)
	19,137	5,795	6,034
Income for the year	$31,394	$15,181	$17,022